TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Trade Payables

	As of December 31,
	2019	2018
Current
Suppliers	10,623	6,137
Advanced payments from customers	—	291
Expenses accrual	20,864	11,150
TOTAL	31,487	17,578

	As of December 31,
	2019	2018
Non current
Expenses accrual	5,500	—
TOTAL	5,500	—